Long-Term Debt Covenants Description (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Debt Instrument [Line Items]
Ratio Of EBITDA To Net Interest Expense	2
Debt Instrument Covenant Description	The Partnership's credit facilities contain customary ship finance covenants, including restrictions as to changes in management and ownership of the mortgaged vessels, the incurrence of additional indebtedness and the mortgaging of vessels and requirements such as, the ratio of EBITDA to Net Interest Expenses to be no less than 2:1, a minimum cash requirement of $500 per vessel, the ratio of net Total Indebtedness to the Total Assets of the Partnership adjusted for the Market Value of the fleet not to exceed 0.75:1 for the 2017 credit facility and the ratio of net Total Indebtedness to the aggregate Market Value of the fleet not to exceed 0.725:1 for the 2015 credit facility. As of December 31, 2017 and 2016, restricted cash amounted to $18,000 for each year and is presented under other non-current assets. The credit facilities also contain a collateral maintenance requirement under which the aggregate fair market value of the collateral vessels should not be less than 125% for the 2017 credit facility and 120% for the 2015 credit facility, of the aggregate outstanding amount under these facilities. Also the vessel-owning companies may pay dividends or make distributions when no event of default has occurred and the payment of such dividend or distribution has not resulted in a breach of any of the financial covenants. As of December 31, 2017 and 2016 the Partnership was in compliance with all financial covenants.
Restricted cash	$ 18,000	$ 18,000
2015 Credit Facility
Debt Instrument [Line Items]
Net Total Indebtedness to the aggregate Market Value of the Total fleet	72.50%
Collateral Maintenance Requirement	120.00%
2017 Credit Facility
Debt Instrument [Line Items]
Net Total Indebtedness to the aggregate Market Value of the Total fleet	75.00%
Collateral Maintenance Requirement	125.00%
Minimum cash requirement per collateralized vessel
Debt Instrument [Line Items]
Restricted cash	$ 500